SUPPLEMENT DATED FEBRUARY 15, 2022
TO THE AUL AMERICAN UNIT TRUST
PROSPECTUS DATED MAY 1, 2021

1.)            Pages 333 to 407 of the Prospectus are revised to add the following funds to the Appendix: Portfolio Companies Available Under the Contract:

Fund Identifier	Asset Class	Fund Name	Share Class	Investment Advisor	Date of the Addition
	Foreign Blend	Janus Henderson Overseas N	N	Janus Henderson	2/25/2022
	Foreign Blend	PGIM Global Total Return R4	R4	Prudential	2/25/2022
	Specialty	BlackRock Systematic Multi-Strat K	K	Blackrock	2/25/2022
	Specialty	Invesco SteelPath MLP Income R6	R6	Invesco	2/25/2022
	Managed Asset Allocation	T. Rowe Price Retirement 2005 Tr-F	R	T. Rowe Price	2/25/2022
	Managed Asset Allocation	T. Rowe Price Retirement 2010 Tr-F	R	T. Rowe Price	2/25/2022
	Managed Asset Allocation	T. Rowe Price Retirement 2015 Tr-F	R	T. Rowe Price	2/25/2022
	Managed Asset Allocation	T. Rowe Price Retirement 2020 Tr-F	R	T. Rowe Price	2/25/2022
	Managed Asset Allocation	T. Rowe Price Retirement 2025 Tr-F	R	T. Rowe Price	2/25/2022
	Managed Asset Allocation	T. Rowe Price Retirement 2030 Tr-F	R	T. Rowe Price	2/25/2022
	Managed Asset Allocation	T. Rowe Price Retirement 2035 Tr-F	R	T. Rowe Price	2/25/2022
	Managed Asset Allocation	T. Rowe Price Retirement 2040 Tr-F	R	T. Rowe Price	2/25/2022
	Managed Asset Allocation	T. Rowe Price Retirement 2045 Tr-F	R	T. Rowe Price	2/25/2022
	Managed Asset Allocation	T. Rowe Price Retirement 2050 Tr-F	R	T. Rowe Price	2/25/2022
	Managed Asset Allocation	T. Rowe Price Retirement 2055 Tr-F	R	T. Rowe Price	2/25/2022
	Managed Asset Allocation	T. Rowe Price Retirement 2060 Tr-F	R	T. Rowe Price	2/25/2022
	Managed Asset Allocation	T. Rowe Price Retirement 2065 Tr-F	R	T. Rowe Price	2/25/2022
	Managed Asset Allocation	T. Rowe Price Retirement Balanced Tr-F	R	T. Rowe Price	2/25/2022

2.)            The following funds on pages 333 to 407 of the Prospectus Appendix: Portfolio Companies Available Under the Contract have been liquidated:

Fund Identifier	Asset Class	Fund Name	Share Class	Investment Advisor	Date of the Liquidation
06-470	Small Cap Equity	American Century Small Cap Value	INV	American Century	2/1/2022
06-390	Small Cap Equity	American Century Small Cap Value	A	American Century	2/1/2022
06-CRM	Small Cap Equity	American Century Small Cap Value	R6	American Century	2/1/2022
06-FKV	Managed Asset Allocations	Vanguard Target Retirement 2015	Investor	Vanguard	2/15/2022
06-4NX	Large Cap Value	USAA Income Stock	R6	USAA	2/28/2022

For additional information about the fund, please refer to the funds' prospectus and statement of additional information.

3.) The following funds on pages 333 to 407 of the Prospectus Appendix: Portfolio Companies Available Under the Contract have changed the Fund Name:

Fund Identifier	Asset Class	Fund Name	Share Class	Fund Name Change	Share Class	Investment Advisor	Date of the Name Change
06-GGH	World Stock	Pioneer Global Equity	A	Pioneer Global Sust Equity	A	Pioneer	2/15/2022
06-GGJ	World Stock	Pioneer Global Equity	Y	Pioneer Global Sust Equity	Y	Pioneer	2/15/2022

4.) The following funds on pages 333 to 407 of the Prospectus Appendix: Portfolio Companies Available Under the Contract have been merged to another fund:

Fund Identifier	Asset Class	Fund Name	Original Share Class	Merged Fund	Merged Share Class	Investment Advisor	Date of the Merger
06-4RP	Managed Asset Allocation	Vanguard Instl Target Ret 2015	Investor	Vanguard Target Retire 2015	Investor	Vanguard	2/11/2022
06-4RR	Managed Asset Allocation	Vanguard Instl Target Ret 2020	Investor	Vanguard Target Retire 2020	Investor	Vanguard	2/11/2022
06-4RT	Managed Asset Allocation	Vanguard Instl Target Ret 2025	Investor	Vanguard Target Retire 2025	Investor	Vanguard	2/11/2022
06-4RV	Managed Asset Allocation	Vanguard Instl Target Ret 2030	Investor	Vanguard Target Retire 2030	Investor	Vanguard	2/11/2022
06-4RW	Managed Asset Allocation	Vanguard Instl Target Ret 2035	Investor	Vanguard Target Retire 2035	Investor	Vanguard	2/11/2022
06-4RX	Managed Asset Allocation	Vanguard Instl Target Ret 2040	Investor	Vanguard Target Retire 2040	Investor	Vanguard	2/11/2022
06-4RY	Managed Asset Allocation	Vanguard Instl Target Ret 2045	Investor	Vanguard Target Retire 2045	Investor	Vanguard	2/11/2022
06-4T3	Managed Asset Allocation	Vanguard Instl Target Ret 2050	Investor	Vanguard Target Retire 2050	Investor	Vanguard	2/11/2022
06-4T4	Managed Asset Allocation	Vanguard Instl Target Ret 2055	Investor	Vanguard Target Retire 2055	Investor	Vanguard	2/11/2022
06-4T6	Managed Asset Allocation	Vanguard Instl Target Ret 2060	Investor	Vanguard Target Retire 2060	Investor	Vanguard	2/11/2022
06-4T7	Managed Asset Allocation	Vanguard Instl Target Ret 2065	Investor	Vanguard Target Retire 2065	Investor	Vanguard	2/11/2022
06-4T9	Managed Asset Allocation	Vanguard Instl Target Ret Inc	Investor	Vanguard Target Retire Inc	Investor	Vanguard	2/11/2022

For additional information about the fund, please refer to the funds' prospectus and statement of additional information.

This supplement should be retained with the Prospectus for future reference.